Shareholders' Equity (Details)(USD ($)) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock authorized	385,396,450
Payment of dividends	$ 271,733	$ 280,649
Authorized capital 2010 one [Member]
Class of Stock [Line Items]
Common stock authorized		35,000
Authorized capital 2010 two [Member]
Class of Stock [Line Items]
Common stock authorized		25,000
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance		12,024,817
Weighted average remaining contractual life in years	2.42
Stock options exercised during the period		1,885,921
Preferred Stock, No par value [Member]
Class of Stock [Line Items]
Weighted average remaining contractual life in years	1.89
Stock options exercised during the period		8,523
Stock Options [Member]
Conditional capital [line items]
Conditional capital increase	$ 15,000